Right-Of-Use Assets and Lease Liabilities	6 Months Ended
Jun. 30, 2026
Right-Of-Use Assets and Lease Liabilities [Abstract]
RIGHT-OF-USE ASSETS AND LEASE LIABILITIES
6 –	RIGHT-OF-USE ASSETS AND LEASE LIABILITIES

Operating lease right-of-use assets and lease liabilities are recognized based on the net present value of remaining lease payments over the lease term. In calculating the present value, the Company uses its estimated incremental borrowing rate, determined based on available information as of the later of the lease commencement date, the lease modification date, or the date of adoption of ASC 842. The right-of-use asset also includes any initial direct costs and is adjusted for lease incentives received.

The right-of-use assets as of June 30, 2026 and December 31, 2025 are $361,307 and $459,982, respectively.

As of June 30, 2026, the maturities of the Company’s operating lease liabilities were as follows:

Year	Amount
Remainder of 2026	$223,240
2027	131,859
2028	21,775
Total lease payments	376,874
Less: imputed interest	(9,355)
Present value of operating lease liabilities	$367,519

Operating lease liabilities current	$325,126
Operating lease liabilities non-current	42,393
$367,519